Aug. 27, 2026
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF
Investment Objective
The Invesco Dorsey Wright Healthcare Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Dorsey Wright Healthcare Technical LeadersTM Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%

Other Expenses	0.24

Total Annual Fund Operating Expenses	0.74

Fee Waiver and/or Expense Reimbursement[1]	0.14

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60

1
Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) until at least August 31, 2028, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first two years and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$61	$208	$383	$891

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 239% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an index fund that seeks to track the investment results of the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Dorsey, Wright & Associates, LLC (“Dorsey Wright” or the “Index Provider”) compiles and maintains the Underlying Index, which is composed of at least 30 securities of companies in the health care sector that have powerful relative strength or “momentum” characteristics. Dorsey Wright selects these securities from 2,000 of the largest constituents by market capitalization within the Nasdaq US Benchmark™ Index, a float adjusted market capitalization-weighted index designed to track the performance of the U.S. equity market. “Relative strength” is an investing technique that seeks to determine the strongest performing securities by measuring certain factors, such as a security’s relative performance against the overall market over a set period or a security’s relative strength value, which is derived by comparing the rate of increase of the security’s price as compared to that of a benchmark index.
The Index Provider uses a proprietary methodology to analyze the relative strength of each security within the universe of eligible securities and determine a “momentum” score. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on intermediate and long-term price movements of the security as compared to a representative market benchmark index and other eligible securities within the Underlying Index universe.
After giving each eligible security a momentum score, the Index Provider selects at least 30 securities with the highest momentum scores from the health care sector, as determined by the Index Provider, for inclusion in the Underlying Index. Companies in the health care sector are principally engaged in the business of providing health care-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities.
The total number of securities in the Underlying Index may vary depending on the capitalization characteristics of the securities that qualify for inclusion in the Underlying Index. The Index Provider weights each security by its momentum score, with higher scoring securities representing a greater weight in the Underlying Index.
As of June 30, 2026, the Underlying Index was comprised of 54 constituents with market capitalizations ranging from $847.7 million to $47.7 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the components of the Underlying Index and in derivatives and other investments that have economic characteristics similar to the components of the Underlying Index (the “80% investment policy”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2026, the Fund had significant exposure to the health care sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2026	20.02%
Best Quarter	June 30, 2020	43.50%
Worst Quarter	December 31, 2018	-27.55%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	10/12/2006	28.09%	-0.78%	10.79%
Return After Taxes on Distributions		26.57	-1.02	10.66
Return After Taxes on Distributions and Sale of Fund Shares		16.66	-0.69	8.91

Dorsey Wright Healthcare Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)		28.61	-0.31	11.36

NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)		21.14	13.35	17.66

S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)		14.60	8.21	9.91

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.